SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	$ 12,091,762	$ 12,132,668	$ 21,188,606	$ 15,474,918	$ 18,298,565
Electric Vehicles and Accessories Sales [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606	12,091,762	12,076,334	21,132,121	14,298,967	16,930,201
Software Royalties [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		343	344	236,005	376,868
Software Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		55,991	56,141	939,946	991,496
Software Royalities and Development and Design Services [Member]
Disaggregation of Revenue [Line Items]
Total revenues accounted for under ASC Topic 606		$ 56,334	$ 56,485	$ 1,175,951	$ 1,368,364